Investment in Associate	12 Months Ended
Dec. 31, 2025
Disclosure of associates [abstract]
Investment in Associate
Note 9 - Investment in Associate
The Company holds investments in associates as shown in the table below:

	SLM California (Caserones)	Legend Gold Mali (Tabakorole)	Aterian plc	Total

Balance as at December 31, 2023	$36,551	$3,042	$3,385	$42,978
Share of profit (loss) for the year	2,320	(17)	(267)	2,036
Distributions	(3,922)	-	-	(3,922)
Foreign exchange revaluation	-	-	(5)	(5)
Balance as at December 31, 2024	$34,949	$3,025	$3,113	$41,087

Interest acquired through EMX acquisition	104,405	-	-	104,405
Share of profit (loss) for the year	2,599	(8)	(388)	2,203
Distributions	(3,126)	-	-	(3,126)
Impairment	-	(2,017)	-	(2,017)
Reclassification	(138,827)	-	(2,725)	(141,552)
Balance as at December 31, 2025	$-	$1,000	$-	$1,000
SLM California (Caserones)
As of December 31, 2025, the Company held a 1.304% NSR royalty interest on the Caserones copper mine in northern Chile, of which an additional 0.831% was acquired through the acquisition of EMX (Note 4). The royalty is collectively held through the Company’s subsidiaries Minera Tercero SpA, EMX Chila SpA and EA Regalias Chile SpA which own 45.6%, 19.94%, and 1.56% of SLM California respectively.
Distributions received from the associate reduce the carrying amount of the investment. For the year ended December 31, 2025, the Company received distributions from SLM California in respect of the royalty on production at the Caserones mine of $3.1 million (December 31, 2024: $3.9 million). The distributions were calculated after provisions made by SLM California for expenses and Chilean income tax. The Company adjusted this share of profit through an amortization of the investment based on a depletion calculation performed on the underlying royalty asset in order to conform with Elemental’s consolidated accounting policies.
Effective November 13, 2025, the shareholders of SLM California executed an amendment to the entity's shareholder agreement which resulted in the Company reassessing the classification of its interest in SLM California. As a result of the amendment to the SLM California shareholder agreement, the Company determined that the revised arrangement constituted a joint operation in accordance with IFRS 11 Joint Arrangements. Consequently, on November 13, 2025, the Company discontinued equity accounting under IAS 28 Investments in Associates and Joint Ventures and began recognizing its proportionate share of the assets, liabilities, revenues, and expenses of SLM California as a joint operation. As a result of this change, the Company's proportionate share of the Caserones royalty of $132,496 was transferred into royalty interests (Note 8).
Legend Gold Mali (Tabakorole)
Legend Gold Mali SARL is a wholly owned subsidiary of Legend Mali UK II Ltd, a holding company which is a 30% owned associate of the Company, and holds the Tabakorole gold project and two contiguous licenses in southern Mali. The Company’s interest in Legend Mali UK II Ltd. is accounted for usi    ng the equity method. The company is the subject of an agreement between the Company and Marvel Gold that was renewed in January 2022, under which Marvel Gold retains the right to increase its holding to 80% by sole funding a definitive feasibility study on the Tabakorole project. During the year ended December 31, 2025 the Company was made aware of the sale of the 70% interest in the associate which resulted in the Company recognizing an impairment charge of $2.0 million on the investment.
Note 9 - Investment in Associate (continued)
Aterian Plc
Aterian Plc (“Aterian”) holds a portfolio of 15 exploration and evaluation projects in Morocco and one lithium exploration project in Rwanda. The Company has appointed one member of the board of Aterian. The shares of Aterian Plc are listed on the London Stock Exchange (LON: ATN).
As of May 3, 2024, the Company entered into an agreement with Aterian to sell 653,334 shares back to Aterian in exchange for a convertible loan instrument (“CLN”). This transaction provided Aterian with additional fundraising capacity to accelerate its exploration programs in Morocco and Botswana. On June 20, 2024, the CLN was converted back into the same number of shares, 653,334, which the Company has received.
During the year ended December 31, 2025 the Company's equity interest in Aterian Plc decreased to 18.84% (2024 - 20.04%). The Company retains one seat on Aterian's five member board. Due to the reduction in its shareholding the Company's judgment is that it no longer exercises significant influence or control over Aterian. Accordingly, the investment has been reclassified from an investment in an associate to a financial asset (Note 6). This reclassification resulted in a loss on disposal of $1.5 million, recognized in the statement of profit or loss.